Wells, pipelines, properties, plant and equipment, net - Summary of Impairment or Reversal of Impairment of Fixed Assets (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	$ 225,977,991	$ 138,611,470
Salina Cruz Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	80,118,065	48,166,092
Minatitln Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	53,497,755	18,696,336
Tula Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	73,772,599	59,876,872
Madero Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	17,085,340	2,474,929
Poza Rica Gas Processor Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	$ 1,504,232
Morelos Ethylene Processor Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets		$ 9,397,241